Unaudited Condensed Consolidated Income Statement - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Sales	$ 14,866	$ 15,176
Excise duties	(4,406)	(4,275)
Net sales	10,460	10,901
Cost of sales	(4,075)	(4,163)
Gross profit	6,385	6,738
Marketing	(1,703)	(1,896)
Other operating items	(1,566)	(1,687)
Operating profit/(loss)	3,116	3,155
Non-operating items	7	(54)
Finance income	201	220
Finance charges	(634)	(662)
Share of after tax results of associates and joint ventures	103	115
Profit before taxation	2,793	2,774
Taxation	(683)	(699)
Profit (loss)	2,110	2,075
Attributable to:
Equity shareholders of the parent company	1,995	1,935
Non-controlling interests	115	140
Profit (loss)	$ 2,110	$ 2,075
Weighted average number of shares
Shares in issue excluding own shares (in shares)	2,223	2,221
Dilutive potential ordinary shares (in shares)	8	7
Weighted average number of shares (in shares)	2,231	2,228
Basic earnings per share (in USD per share)	$ 0.897	$ 0.871
Diluted earnings per share (in USD per share)	$ 0.894	$ 0.869